Bow River Capital Evergreen Fund

Consolidated Schedule of Investments

December 31, 2025 (Unaudited)

Value
Private Investments - 87.3%
Direct Investments - 46.4%
Credit - 3.4%
Opportunistic - 0.6%
CL-EA Co-Investment Opportunities I, LP, 10.42% (SOFR1M + 6.50%), 12/31/2029, principal $3,000,000(1),(2)	$6,217,265
Palmer Square Loan Funding 2021-3, Ltd.(1)	203,995
Sand Trust Series 21-1A - Class SUB, 10/15/2034(1),(2)	570,000
6,991,260

Senior Credit - 1.4%
AP DSB Co-Invest II, LP(1),(2),(4)	513
ClearScale, LLC T/L A, 12.57% (SOFR1M + 8.75%), 11/19/2025, principal $1,003,116(1),(3)	995,028
Corsair Blade IV (Luxembourg) S.a.r.l., 8.03% (EurlBOR3M + 6.00%, principal EUR 1,004,293) and 9.97% (SONIA + 6.00%, principal GBP 2,214,393), 4/22/2031(1),(3)	4,542,795
Digital Alpha Solutions Fund, LP, 13.85% (SOFR3M + 9.50% PIK + 4.35%)(1),(2)	4,451,425
Pathstone Family Office, LLC, 9.02% (SOFR1M + 5.00% + CSA), 5/19/2029, principal $2,322,570(1),(3)	2,894,080
VCPF III Co-Invest 1-A, LP(1),(2)	2,917,445
15,801,286

Subordinated Credit - 1.4%
Eagle Point Co-Invest II, LP(1),(3)	3,585,812
Eagle Point SRT Co-Invest I, LP, 10.03% (EurlBOR3M + 8.00%), 9/26/2031, principal EUR 6,250,000(1),(3),(5)	3,794,508
PARIOU SLP, 8.00% PIK, 10/31/2030, principal EUR 5,208,720(1),(2)	6,118,544
Polaris Newco, 13.45% (SOFR3M + 9.00% + CSA, 1.00% Floor), 6/3/2029, principal $2,150,195(1),(3)	2,069,563
15,568,427
38,360,973
Equity - 43.0%
Buyout - 40.2%
ACP Hyperdrive Co-Invest, LLC(1),(2),(4)	2,507,341
AE Co-Investment Partners Fund III-R, LP(1),(3),(4)	12,056,039
Alpine Investors Iceman CV[-A], LP(1),(2),(4),(6)	11,440,037
AP DSB Co-Invest II, LP(1),(2),(4)	3,986,830
AP Goat Co-Invest, LP(1),(2),(4)	4,480,050
Beekeeper TopCo(1),(3),(4)	5,000,000
Biloxi Co-Investment Partners, LP(1),(2),(4)	2,448,884
Butterfly Nourish Co-Invest, LP(1),(2),(4)	11,920,853
BW Colson Co-Invest Feeder (Cayman), LP(1),(2),(4)	6,162,744
BW Phoenix Co-Invest, LP(1),(2),(4)	12,614,621
Carlyle Riser Co-Investment, LP(1),(2),(4)	1,510,912
CF24XB SCSp(1),(3),(4)	11,519,337
CIP IX Co-Investment Vehicle 2, LP(1),(2),(4)	10,551,746
Constellation 2022, LP(1),(2),(4)	5,087,324
Corsair Amore Investors, LP(1),(3),(4),(6)	2,252,681
Corsair Riva Munich Co-Investment, LP(1),(2),(4)	9,242,826
Coyote 2021, LP(1),(2),(4)	10,117,979
DSG Group Holdings, LP(1),(3),(4)	10,417,064
Enak Aggregator, LP(1),(2),(4)	4,309,191
Ethos Capital Digital Infrastructure GP, LP(1),(3),(4)	18,606
Falcon Co-Investment Partners, LP(1),(2),(4)	3,090,078
First Reserve Ascent Opportunities Feeder Fund, LP(1),(3),(4),(7)	7,073,247
H.I.G. Starlite-B Co-Investment, LP(1),(2),(4)	7,684,203
Hg Vega Co-Invest, LP(1),(2),(4)	9,721,010
ISH Co-Investment Aggregator, LP(1),(2),(4)	2,306,581
IvyRehab Holdings, LLC(1),(3),(4),(6)	11,075,873
KKR Game Changer Co-Invest, LP(1),(3),(4),(6)	8,400,000
LH Equity Investors, LP(1),(3),(4)	20,293,988
LJ Ranger Co-Invest, LP(1),(3),(4),(7)	9,692,598
NCS Investment, LP(1),(2),(4),(6)	5,057,174

OceanSound Partners Co-Invest II, LP - Series B(1),(2),(4)	12,237,080
OceanSound Partners Co-Invest II, LP - Series E(1),(2),(4),(6)	13,318,391
OceanSound SMX Continuation Fund, LP(1),(2),(4),(6)	9,668,040
Onex OD Co-Invest, LP(1),(2),(4)	3,450,775
OSP Co-Invest II, LP(1),(2),(4),(6)	11,555,330
Palms Co-Investment Partners, LP(1),(2),(4)	4,311,308
Project Stream Co-Invest Fund, LP(1),(2),(4)	2,153,482
PS Co-Invest II, LP(1),(3),(4),(7)	3,085,700
PSC Tiger, LP(1),(2),(4)	10,176,633
QHP Sapphire SPV, LP(1),(3),(4)	17,451,645
SANCY SLP(1),(2),(4)	1,667,693
SCPCV-A, LP(1),(2),(4)	7,127,163
SEP Hamilton III Aggregator, LP(1),(2),(4)	4,842,800
SEP Skyhawk Fund III Aggregator II, LP(1),(2),(4)	550,991
SEP Skyhawk Fund III Aggregator, LP(1),(2),(4)	395,476
Silver Lake Strategic Investors VI, LP(1),(2),(4)	7,058,559
Soundcore Fund III REPCI-A, LP(1),(3),(4),(7)	3,000,000
Soundcore Fund III RR CI-A, LP(1),(3),(4)	4,978,100
Soundcore Fund III TS CI-A, LP(1),(3),(4)	3,000,000
Sprinkler 2024 Co-Investment I (Feeder) SCSp(1),(2),(4)	15,628,832
T6 Co-Invest B, LP(1),(3),(4)	8,144,453
TCV Beat Co., LP(1),(2),(4)	9,159,898
TPG IX Evergreen Cl 1, LP(1),(2),(4)	12,542,787
Tracer Investors Co-Invest, LP(1),(3),(4)	9,600,000
Truelink Alpine, LP(1),(2),(4)	9,118,711
VCF Compass Co-Investor Holdings II, LP(1),(2),(4)	1,001,050
VCF Compass Co-Investor Holdings, LP(1),(2),(4)	8,344,709
Veregy Parent, LLC(1),(3),(4)	5,798,295
Vistage Equity Investors, LP(1),(2),(4)	10,919,052
Wildcat 21 Co-Invest Fund, LP(1),(2),(4)	3,645,197
WP Gateway Co-Invest, LP(1),(2),(4)	6,122
Yorkville Partners, LP(1),(2),(4)	13,291,389
449,269,478

Growth Equity - 2.2%
Cheetah Investment Holdings-A LLC(1),(3),(4),(7)	11,972,075
Ion Pacific Ostrich Echo, LLC(1),(3),(4)	3,151,015
NVP Olipop, LLC(1),(3),(4)	1,461,848
Pinegrove Opportunity Partners I Gold Co-Invest(1),(3),(4),(7)	5,074,083
WestCap Cerebral Co-Invest 2021, LLC(1),(2),(4),(6)	61,215
WestCap LoanPal Co-Invest 2020, LLC(1),(3),(4),(6)	2,372,496
24,092,732
Venture - 0.6%
NVP Mars Co-Invest, LP(1),(3),(4),(7)	7,051,264
480,413,474
Total Direct Investments (Cost $361,334,306)	518,774,447

Primary Funds - 15.0%
Credit - 2.1%
Opportunistic - 0.0%
Lynx EBO Fund I (A), LLC(1),(2),(4)	23,690

Senior Credit - 0.7%
Ashgrove Specialty Lending Fund I SCSp RAIF(1),(2),(4)	973,548
Ashgrove Specialty Lending Fund II(1),(2),(4)	663,561
Coller Credit Opportunities I - B, LP(1),(2)	3,377,997
Onex Structured Credit Opportunities International Fund I, LLC(1),(2)	373,078
TKO Fund(1),(2),(4)	2,062,775
7,450,959

Subordinated Credit - 1.4%
Blue Owl Asset Special Opportunities IX GP, LP(1),(3),(4),(7)	7,089,670
Eagle Point Enhanced Income Fund US, LP(1),(3),(4)	7,477,473
PBN II-A Equity Holdings, LP(1),(3),(4)	641,621
15,208,764
22,683,413
Equity - 12.9%
Buyout - 8.7%
Avista Capital Partners V, LP(1),(2),(4)	4,658,980
Capital Dynamics Global Secondaries VI, LP(1),(2),(4)	824,146
Dawson Portfolio Finance 4, LP(1),(2),(4),(7)	3,324,140
Dawson Portfolio Finance 5, LP(1),(2),(4),(7)	4,948,955
Ethos Capital Investments, LP(1),(2),(4)	4,324,427
FFL Capital Partners V, LP(1),(2),(4),(7)	9,656,721
Gridiron Capital Fund V, LP(1),(2),(4)	5,022,110
ICG LP Secondaries Fund I, LP(1),(2),(4)	3,120,606
OceanSound Partners Fund II, LP(1),(2),(4),(7)	7,786,965
OceanSound Partners Fund, LP(1),(2),(4),(7)	5,858,642
Overbay Fund XIV Offshore, LP(1),(2),(4)	1,379,162
Sheridan Capital Partners Fund III, LP(1),(2),(4),(6)	4,602,542
SK Capital Partners VI-A, LP(1),(2),(4)	8,765,276
Soundcore Capital Partners Fund III-A(1),(3),(4)	3,360,222
Sumeru Equity Partners Fund III, LP(1),(2),(4)	2,667,726
Sumeru Equity Partners Fund IV, LP(1),(2),(4)	2,814,911
Triton Fund 6 SCSp(1),(3),(4)	899,150
Truelink Capital Fund I-A, LP(1),(2),(4)	10,439,135
Valeas Capital Partners Fund I, LP(1),(2),(4),(7)	12,511,365
96,965,181
Growth Equity - 3.8%
Ion Pacific Stonecutter III (Cayman), LP(1),(3),(4)	2,381,327
New Vintage Partners Fund I, LP(1),(2),(4),(6)	5,646,113
Pinegrove Opportunity Partners I, LP(1),(3),(4),(7)	6,376,848
Prysm Capital Fund II, LP(1),(3),(4),(7)	15,460,860
WestCap Strategic Operator Fund II, LP(1),(2),(4)	6,116,066
WestCap Strategic Operator U.S. Feeder Fund, LP(1),(3),(4)	6,461,313
42,442,527

Opportunistic - 0.3%
Grain Spectrum Holdings III (Cayman), LP(1),(2),(4)	3,865,257

Real Assets - 0.1%
EnCap Energy Transition Fund 1-A, LP(1),(2),(4)	925,403
144,198,368
Total Primary Funds (Cost $112,543,417)	166,881,781

Private Investment Funds - 4.3%
Liquid - 3.8%
Bright Meadow Agency MBS Onshore Fund, LP(1),(2),(4)	8,288,400
Ruffer Absolute Institutional, Ltd.(1),(2),(4)	7,427,941
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.(1),(2),(4)	8,809,744
Voleon Composition International Fund(1),(2),(4)	12,761,474
Voloridge Fund, LP(1),(2),(4)	4,937,818
42,225,377

Senior Credit - 0.5%
PIMCO DSCO Fund II Offshore Feeder, LP(1),(2),(4)	6,101,423
Total Private Investment Funds (Cost $43,877,127)	48,326,800

Secondary Funds - 21.6%
Credit - 3.3%
Senior Credit - 1.2%
AG DLI IV (Unlevered), LP(1),(2),(4)	9,674,165
BRCE SPV I, LLC(1),(3),(4)	153,300
Brightwood U.S. Credit Fund, LP(1),(2)	2,329,533
Coller Credit Opportunities I - Annex I, SLP(1),(2)	1,259,623
13,416,621

Subordinated Credit - 2.1%
CCS Co-Investment Vehicle I, LP(1),(2),(4)	4,800,486
CCS Co-Investment Vehicle 2 (Feeder), LP(1),(2),(4)	13,297,104
Coller Capital CBL Fund II(1),(2),(4)	3,117,713
CRG Partners III - Parallel Fund (A), LP(1),(2),(4)	1,704,760
22,920,063
36,336,684
Equity - 18.3%
Buyout - 16.0%
Adams Street 2009 Direct Fund, LP(1),(2),(4)	19,249
Adams Street 2010 Direct Fund, LP(1),(2),(4)	27,122
Adams Street 2011 Direct Fund, LP(1),(2),(4)	37,973
Adams Street 2011 Non-U.S. Developed Markets Fund, LP(1),(2),(4)	120,543
Adams Street 2011 U.S. Fund, LP(1),(2),(4)	197,759
Adams Street 2013 Global Fund, LP(1),(2),(4)	1,414,779
Adams Street 2014 Global Fund, LP(1),(2),(4)	803,882
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP(1),(2),(4)	61,132
Adams Street Partnership Fund 2009 U.S. Fund, LP(1),(2),(4)	133,561
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP(1),(2),(4)	88,168
Adams Street Partnership Fund 2010 U.S. Fund, LP(1),(2),(4)	186,728
Alchemy Special Opportunities Fund II, LP(1),(2),(4)	1,049,221
Altor Fund IV (No. 1) AB(1),(2),(4)	5,167,171
ASP (Feeder) 2017 Global Fund, LP(1),(2),(4)	1,011,978
Blue Wolf Capital Fund IV, LP(1),(2),(4)	4,466,947
Brentwood Associates Private Equity VI, LP(1),(2),(4)	2,997,620
Coller International Partners VI Feeder Fund, LP - Class A(1),(2),(4)	119,896
Coller International Partners VII Feeder Fund, LP - Series B(1),(2),(4)	1,358,657
Crown Secondaries Special Opportunities II B, S.C.S.(1),(2),(4)	3,447,712
Crown Secondaries Special Opportunities II, S.C.S.(1),(2),(4)	8,692,691
Gasherbrum Fund II, LP(1),(2),(4)	6,377,976
Global Infrastructure Partners III-A/B, LP(1),(3),(4),(7)	2,624,725
Graphite Capital Partners VIII D, LP(1),(3),(4)	2,773,878
ICG Europe Fund VII Feeder SCSp(1),(2),(4)	4,414,066
ICG Ludgate Hill IV-A Leopard, LP(1),(2),(4)	5,195,108
KH Aggregator, LP(1),(2),(4)	3,664,647
Leeds Equity Partners VI, LP(1),(2),(4)	3,506,722
Leeds Equity Partners VII-A, LP(1),(2),(4)	5,080,435
Onex Fund V, LP(1),(2),(4)	7,545,115
Overbay 2025 Fund Aggregator (AIV V) - Annual Series(1),(3),(4),(7)	9,450,000
Overbay 2025 Fund (International), LP(1),(3),(4)	8,729,723
Overbay Capital Partners 2023 Fund Aggregator, LP(1),(2),(4)	11,708,953
Overbay Capital Partners 2024 Fund Aggregator (AIV VII), LP(1),(2),(4)	22,829,538
Overbay Capital Partners 2024 Fund Aggregator (AIV VI) II, LP(1),(2),(4)	13,660,377
Overbay Fund XIV (AIV III), LP(1),(2),(4)	813,219
Overbay Fund XIV Offshore (AIV), LP(1),(2),(4)	1,831,754
Porcupine Holdings, LP - Class A(1),(2),(4)	2,560,442
Porcupine Holdings, LP - Class B(1),(2),(4)	1,591,025
Resolute Fund IV, LP(1),(2),(4)	3,288,260
Resolute III Continuation Fund, LP(1),(2),(4)	8,686,276

SEP Hamilton, LP(1),(3),(4),(6)	1,037,197
Vistria Agua CV, LP(1),(3),(4),(7)	20,168,039
178,940,264

Growth Equity - 1.6%
Ion Pacific Succession SCSp(1),(3),(4)	4,809,534
NVP Monogram Co-Invest, LP(1),(2),(4),(7)	12,936,280
17,745,814

Real Assets - 0.0%
Global Infrastructure Partners II-C, LP(1),(2),(4)	242,999

Subordinated Credit - 0.7%
RREF III Debt Domestic Investors, LP(1),(3),(4),(7)	6,036,289
RREF III Debt Direct Domestic Investors, LP(1),(3),(4),(7)	2,339,279
8,375,568
205,304,645
Total Secondary Funds (Cost $175,182,308)	241,641,329

Total Private Investments (Cost $692,937,158)	975,624,357

Short-Term Investments - 7.3%
UMB Money Market Fiduciary, 0.01%, shares 25,854,816(8),(9)	25,854,816
UMB Money Market Special, 3.60%, shares 55,861,704(8),(9)	55,861,704
Total Short-Term Investments (Cost $81,716,520)	81,716,520

Total Investments (Cost $774,653,678) - 94.6%	$1,057,340,877
Other assets in excess of liabilities - 5.4%	60,503,040
Net Assets - 100%	$1,117,843,917

CSA - Credit Spread Adjustment

EUR - European Union Currency (Euro)

EurlBOR3M - Three Month Euribor Rate

GBP - Great Britain Pound

LLC - Limited Liability Company

LP - Limited Partnership

PIK - Payment In Kind

RAIF - Reserved Alternative Investment Fund

SCSp - Special Limited Partnership

SLP - Special Limited Partnership

SOFR1M - One Month Average Secured Overnight Financing Rate

SOFR3M - Three Month Average Secured Overnight Financing Rate

SONIA - Sterling Overnight Index Average

[1]	Restricted security. The total value of these securities is $975,624,357, which represents 87.3% of total net assets of the Fund. Please refer to the Restricted Securities in the Notes to the Consolidated Schedule of Investments.
[2]	Investment is valued using the Fund's pro rata net asset value (or its equivalent) as a practical expedient.
[3]	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $310,092,641, which represents 27.7% of total net assets of the Fund.
[4]	Non-income producing.
[5]	All or a portion of this security is held through a wholly-owned consolidated Subsidiary, Reverb, Ltd.
[6]	All or a portion of this security is held through a wholly-owned consolidated Subsidiary, Spartan I, LLC.
[7]	All or a portion of this security is held through a wholly-owned consolidated Subsidiary, BRCE Splitter, LLC.
[8]	Rate disclosed represents the seven day yield as of the Fund's period end.
[9]	The account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The Fund may redeem its investments in whole, or in part, on each business day.

On December 31, 2025, the Bow River Capital Evergreen Fund had an outstanding forward foreign currency contract with terms as set forth below:

		Currency	Currency	Contract Amount				Unrealized
Settlement Date	Counterparty	Purchased	Sold	Buy	Sell		Value	Depreciation
March 31, 2026	Bannockburn Global Forex, LLC	USD	EUR	$46,996,000	EUR	40,000,000	$47,137,073	$(141,073)
								$(141,073)

Bow River Capital Evergreen Fund

Consolidated Summary of Investments

December 31, 2025 (Unaudited)

Percent of Total
Security Type/Geographic Region	Net Assets
Private Investments
North America	64.6%
Global	14.1%
Europe	8.6%
Total Private Investments	87.3%
U.S. Treasury Bills	0.0%
Short-Term Investments	7.3%
Total Investments	94.6%
Other assets in excess of liabilities	5.4%
Net Assets	100.0%

Bow River Capital Evergreen Fund

Notes to the CONSOLIDATED schedule of investments

DECEMBER 31, 2025 (unaudited)

Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees.

Additional information on each restricted investment held by the Fund on December 31, 2025 is as follows:

	Initial		Fair	% of
Private Investments	Acquisition Date	Cost	Value	Net Assets
ACP Hyperdrive Co-Invest, LLC	March 7, 2022	$2,594,796	$2,507,341	0.2%
Adams Street 2009 Direct Fund, LP	April 1, 2022	17,881	19,249	0.0%
Adams Street 2010 Direct Fund, LP	April 1, 2022	19,579	27,122	0.0%
Adams Street 2011 Direct Fund, LP	April 1, 2022	34,216	37,973	0.0%
Adams Street 2011 Non-U.S. Developed Markets Fund, LP	April 1, 2022	62,148	120,543	0.0%
Adams Street 2011 U.S. Fund, LP	April 1, 2022	92,666	197,759	0.0%
Adams Street 2013 Global Fund, LP	April 1, 2022	947,500	1,414,779	0.1%
Adams Street 2014 Global Fund, LP	April 1, 2022	502,639	803,882	0.1%
Adams Street Partnership Fund 2009 Non-U.S. Developed Markets Fund, LP	April 1, 2022	46,037	61,132	0.0%
Adams Street Partnership Fund 2009 U.S. Fund, LP	April 1, 2022	117,517	133,561	0.0%
Adams Street Partnership Fund 2010 Non-U.S. Developed Markets Fund, LP	April 1, 2022	47,962	88,168	0.0%
Adams Street Partnership Fund 2010 U.S. Fund, LP	April 1, 2022	114,765	186,728	0.0%
AE Co-Investment Partners Fund III-R, LP	February 21, 2025	8,060,039	12,056,039	1.1%
AG DLI IV (Unlevered), LP	April 28, 2023	5,984,869	9,674,165	0.9%
Alchemy Special Opportunities Fund II, LP	April 4, 2024	701,979	1,049,221	0.1%
Alpine Investors Iceman CV[-A], LP	October 20, 2023	7,270,824	11,440,037	1.0%
Altor Fund IV (No. 1) AB	August 12, 2022	5,240,993	5,167,171	0.5%
AP DSB Co-Invest II, LP	July 30, 2021	-	513	0.0%
AP DSB Co-Invest II, LP	July 30, 2021	1,805,064	3,986,830	0.4%
AP Goat Co-Invest, LP	January 24, 2025	4,484,220	4,480,050	0.4%
Ashgrove Specialty Lending Fund I SCSp RAIF	December 17, 2021	532,755	973,548	0.1%
Ashgrove Specialty Lending Fund II	August 30, 2024	723,367	663,561	0.1%
ASP (Feeder) 2017 Global Fund, LP	April 1, 2022	599,165	1,011,978	0.1%
Avista Capital Partners V, LP	March 16, 2021	2,747,108	4,658,980	0.4%
Beekeeper TopCo	June 27, 2025	5,004,000	5,000,000	0.4%
Biloxi Co-Investment Partners, LP	August 13, 2021	1,460,680	2,448,884	0.2%
Blue Owl Asset Special Opportunities IX GP, LP	October 31, 2025	6,168,930	7,089,670	0.6%
Blue Wolf Capital Fund IV, LP	December 31, 2024	2,699,746	4,466,947	0.4%
BRCE SPV I, LLC	May 22, 2020	-	153,300	0.0%
Brentwood Associates Private Equity VI, LP	December 31, 2024	1,852,638	2,997,620	0.3%
Bright Meadow Agency MBS Onshore Fund, LP	April 4, 2025	8,004,000	8,288,400	0.7%
Brightwood U.S. Credit Fund, LP(1),(2)	September 13, 2024	1,367,870	2,329,533	0.2%
Butterfly Nourish Co-Invest, LP	February 3, 2023	3,434,753	11,920,853	1.1%
BW Colson Co-Invest Feeder (Cayman), LP	March 15, 2021	3,109,989	6,162,744	0.6%
BW Phoenix Co-Invest, LP	February 9, 2024	7,065,259	12,614,621	1.1%
Capital Dynamics Global Secondaries VI, LP	December 27, 2024	691,730	824,146	0.1%
Carlyle Riser Co-Investment, LP	November 11, 2022	-	1,510,912	0.1%
CCS Co-Investment Vehicle 2 (Feeder), LP	December 20, 2024	10,384,879	13,297,104	1.2%
CCS Co-Investment Vehicle I, LP	March 29, 2024	3,464,234	4,800,486	0.4%
CF24XB SCSp	September 23, 2025	10,310,849	11,519,337	1.0%
Cheetah Investment Holdings-A LLC	October 10, 2025	4,792,830	11,972,075	1.1%
CIP IX Co-Investment Vehicle 2, LP	April 4, 2025	9,822,347	10,551,746	0.9%
CL-EA Co-Investment Opportunities I, LP	June 14, 2024	4,654,361	6,217,265	0.6%
ClearScale, LLC T/L A	February 19, 2025	579,775	995,028	0.1%
Coller Capital CBL Fund II	October 11, 2024	2,889,426	3,117,713	0.3%
Coller Credit Opportunities I - Annex I, SLP	July 29, 2021	109,467	1,259,623	0.1%
Coller Credit Opportunities I - B, LP	January 5, 2022	2,121,407	3,377,997	0.3%
Coller International Partners VI Feeder Fund, LP - Class A	October 1, 2020	-	119,896	0.0%
Coller International Partners VII Feeder Fund, LP - Series B	October 1, 2020	-	1,358,657	0.1%
Constellation 2022, LP	August 12, 2022	1,319,965	5,087,324	0.5%
Corsair Amore Investors, LP	May 27, 2022	5,912,778	2,252,681	0.2%
Corsair Blade IV (Luxembourg) S.a.r.l.	April 12, 2024	4,341,275	4,542,795	0.4%
Corsair Riva Munich Co-Investment, LP	March 28, 2025	5,165,183	9,242,826	0.8%
Coyote 2021, LP	March 29, 2021	2,616,379	10,117,979	0.9%
CRG Partners III - Parallel Fund (A), LP	December 31, 2022	1,876,669	1,704,760	0.2%
Crown Secondaries Special Opportunities II B, S.C.S.	September 26, 2024	2,450,997	3,447,712	0.3%
Crown Secondaries Special Opportunities II, S.C.S.	September 26, 2024	6,598,715	8,692,691	0.8%

	Initial		Fair	% of
Private Investments	Acquisition Date	Cost	Value	Net Assets
Dawson Portfolio Finance 4, LP	November 10, 2020	1,898,988	3,324,140	0.3%
Dawson Portfolio Finance 5, LP	February 24, 2022	3,891,957	4,948,955	0.4%
Digital Alpha Solutions Fund, LP	October 28, 2022	2,523,594	4,451,425	0.4%
DSG Group Holdings, LP	September 9, 2022	5,585,674	10,417,064	0.9%
Eagle Point Co-Invest II, LP	September 3, 2025	3,587,506	3,585,812	0.3%
Eagle Point Enhanced Income Fund US, LP	July 11, 2025	7,345,754	7,477,473	0.7%
Eagle Point SRT Co-Invest I, LP	October 18, 2024	3,520,732	3,794,508	0.3%
Enak Aggregator, LP	January 18, 2022	2,861,507	4,309,191	0.4%
EnCap Energy Transition Fund 1-A, LP	April 21, 2021	-	925,403	0.1%
Ethos Capital Digital Infrastructure GP, LP	December 15, 2026	22,606	18,606	0.0%
Ethos Capital Investments, LP	August 16, 2023	2,849,859	4,324,427	0.4%
Falcon Co-Investment Partners, LP	January 26, 2022	3,029,283	3,090,078	0.3%
FFL Capital Partners V, LP	June 16, 2022	5,724,598	9,656,721	0.9%
First Reserve Ascent Opportunities Feeder Fund, LP	September 29, 2025	6,352,925	7,073,247	0.6%
Gasherbrum Fund II, LP	May 30, 2024	3,677,710	6,377,976	0.6%
Global Infrastructure Partners II-C, LP	January 14, 2022	-	242,999	0.0%
Global Infrastructure Partners III-A/B, LP	September 29, 2025	2,015,436	2,624,725	0.2%
Grain Spectrum Holdings III (Cayman), LP	October 28, 2020	2,724,772	3,865,257	0.3%
Graphite Capital Partners VIII D, LP	June 30, 2020	-	2,773,878	0.3%
Gridiron Capital Fund V, LP	November 27, 2023	4,455,069	5,022,110	0.4%
H.I.G. Starlite-B Co-Investment, LP	April 11, 2025	7,754,211	7,684,203	0.7%
Hg Vega Co-Invest, LP	May 10, 2024	7,016,708	9,721,010	0.9%
ICG Europe Fund VII Feeder SCSp	April 4, 2024	160,642	4,414,066	0.4%
ICG LP Secondaries Fund I, LP	July 31, 2023	2,236,922	3,120,606	0.3%
ICG Ludgate Hill IV-A Leopard, LP	July 31, 2023	3,592,175	5,195,108	0.5%
Ion Pacific Ostrich Echo, LLC	August 18, 2025	3,083,063	3,151,015	0.3%
Ion Pacific Stonecutter III (Cayman), LP	July 31, 2025	1,989,188	2,381,327	0.2%
Ion Pacific Succession SCSp	September 19, 2025	3,374,356	4,809,534	0.4%
ISH Co-Investment Aggregator, LP	May 6, 2021	2,311,692	2,306,581	0.2%
IvyRehab Holdings, LLC	August 25, 2023	8,004,000	11,075,873	1.0%
KH Aggregator, LP	November 30, 2020	1,307,232	3,664,647	0.3%
KKR Game Changer Co-Invest, LP	May 30, 2024	6,004,000	8,400,000	0.8%
Leeds Equity Partners VI, LP	December 31, 2024	3,174,576	3,506,722	0.3%
Leeds Equity Partners VII-A, LP	December 31, 2024	4,644,415	5,080,435	0.5%
LH Equity Investors, LP	September 3, 2025	14,441,500	20,293,988	1.8%
LJ Ranger Co-Invest, LP	November 14, 2025	9,696,598	9,692,598	0.9%
Lynx EBO Fund I (A), LLC	December 18, 2020	-	23,690	0.0%
NCS Investment, LP	June 12, 2025	5,064,000	5,057,174	0.5%
New Vintage Partners Fund I, LP	March 28, 2025	4,531,239	5,646,113	0.5%
NVP Mars Co-Invest, LP	September 26, 2025	6,504,000	7,051,264	0.6%
NVP Monogram Co-Invest, LP	March 28, 2025	10,428,865	12,936,280	1.2%
NVP Olipop, LLC	July 31, 2025	1,271,348	1,461,848	0.1%
OceanSound Partners Co-Invest II, LP - Series B	November 5, 2021	3,897,268	12,237,080	1.1%
OceanSound Partners Co-Invest II, LP - Series E	December 16, 2022	73,529	13,318,391	1.2%
OceanSound Partners Fund II, LP	January 12, 2024	5,849,346	7,786,965	0.7%
OceanSound Partners Fund, LP	December 27, 2021	1,967,395	5,858,642	0.5%
OceanSound SMX Continuation Fund, LP	March 29, 2024	6,703,236	9,668,040	0.9%
Onex Fund V, LP	September 30, 2022	4,885,222	7,545,115	0.7%
Onex OD Co-Invest, LP	November 9, 2020	-	3,450,775	0.3%
Onex Structured Credit Opportunities International Fund I, LLC	May 11, 2021	-	373,078	0.0%
OSP Co-Invest II, LP	January 5, 2024	5,952,971	11,555,330	1.0%
Overbay 2025 Fund (International), LP	August 29, 2025	7,004,000	8,729,723	0.8%
Overbay 2025 Fund Aggregator (AIV V) - Annual Series	November 4, 2025	7,504,000	9,450,000	0.8%
Overbay Capital Partners 2023 Fund Aggregator, LP	September 30, 2024	8,116,139	11,708,953	1.1%
Overbay Capital Partners 2024 Fund Aggregator (AIV VI) II, LP	May 23, 2025	9,964,000	13,660,377	1.2%
Overbay Capital Partners 2024 Fund Aggregator (AIV VII), LP	April 25, 2025	17,791,245	22,829,538	2.0%
Overbay Fund XIV (AIV III), LP	March 26, 2021	142,283	813,219	0.1%
Overbay Fund XIV Offshore (AIV), LP	January 5, 2021	-	1,831,754	0.2%
Overbay Fund XIV Offshore, LP	January 22, 2021	360,819	1,379,162	0.1%
Palmer Square Loan Funding 2021-3, Ltd.	July 9, 2021	405,600	203,995	0.0%
Palms Co-Investment Partners, LP	June 3, 2022	3,815,660	4,311,308	0.4%

	Initial		Fair	% of
Private Investments	Acquisition Date	Cost	Value	Net Assets
PARIOU SLP	October 14, 2022	5,063,971	6,118,544	0.6%
Pathstone Family Office, LLC	May 16, 2023	2,953,270	2,894,080	0.3%
PBN II-A Equity Holdings, LP	August 4, 2025	462,032	641,621	0.1%
PIMCO DSCO Fund II Offshore Feeder, LP	June 30, 2020	4,205,485	6,101,423	0.5%
Pinegrove Opportunity Partners I Gold Co-Invest	October 31, 2025	5,078,083	5,074,083	0.5%
Pinegrove Opportunity Partners I, LP	September 26, 2025	5,005,582	6,376,848	0.6%
Polaris Newco	June 18, 2021	1,944,556	2,069,563	0.2%
Porcupine Holdings, LP - Class A	December 29, 2021	1,525,130	2,560,442	0.2%
Porcupine Holdings, LP - Class B	December 29, 2021	2,010,512	1,591,025	0.1%
Project Stream Co-Invest Fund, LP	October 1, 2021	2,237,751	2,153,482	0.2%
Prysm Capital Fund II, LP	October 20, 2025	9,663,673	15,460,860	1.4%
PS Co-Invest II, LP	November 6, 2025	3,089,700	3,085,700	0.3%
PSC Tiger, LP	September 6, 2024	8,677,877	10,176,633	0.9%
QHP Sapphire SPV, LP	October 20, 2025	13,950,719	17,451,645	1.6%
Resolute Fund IV, LP	December 31, 2024	2,387,776	3,288,260	0.3%
Resolute III Continuation Fund, LP	September 27, 2024	8,246,894	8,686,276	0.8%
RREF III Debt Direct Domestic Investors, LP	October 10, 2025	1,896,838	2,339,279	0.2%
RREF III Debt Domestic Investors, LP	October 10, 2025	4,874,884	6,036,289	0.5%
Ruffer Absolute Institutional, Ltd.	April 1, 2022	7,004,000	7,427,941	0.7%
Saba Capital Carry Neutral Tail Hedge Offshore Fund, Ltd.	January 28, 2022	11,004,000	8,809,744	0.8%
SANCY SLP	October 14, 2022	1,706,492	1,667,693	0.1%
Sand Trust Series 21-1A - Class SUB	November 6, 2021	916,162	570,000	0.1%
SCPCV-A, LP	March 29, 2024	6,683,192	7,127,163	0.6%
SEP Hamilton III Aggregator, LP	August 17, 2020	2,524,990	4,842,800	0.4%
SEP Hamilton, LP	June 30, 2023	941,500	1,037,197	0.1%
SEP Skyhawk Fund III Aggregator II, LP	April 25, 2025	221,252	550,991	0.1%
SEP Skyhawk Fund III Aggregator, LP	July 9, 2021	512,631	395,476	0.0%
Sheridan Capital Partners Fund III, LP	March 31, 2023	2,401,906	4,602,542	0.4%
Silver Lake Strategic Investors VI, LP	June 2, 2023	5,010,309	7,058,559	0.6%
SK Capital Partners VI-A, LP	April 26, 2024	5,000,815	8,765,276	0.8%
Soundcore Capital Partners Fund III-A	July 18, 2025	3,919,175	3,360,222	0.3%
Soundcore Fund III REPCI-A, LP	November 12, 2025	3,004,000	3,000,000	0.3%
Soundcore Fund III RR CI-A, LP	July 31, 2025	5,004,000	4,978,100	0.4%
Soundcore Fund III TS CI-A, LP	August 28, 2025	3,004,000	3,000,000	0.3%
Sprinkler 2024 Co-Investment I (Feeder) SCSp	March 14, 2025	9,981,285	15,628,832	1.4%
Sumeru Equity Partners Fund III, LP	December 8, 2020	2,154,812	2,667,726	0.2%
Sumeru Equity Partners Fund IV, LP	September 2, 2022	2,569,568	2,814,911	0.3%
T6 Co-Invest B, LP	August 20, 2025	8,116,118	8,144,453	0.7%
TCV Beat Co., LP	September 27, 2024	7,068,051	9,159,898	0.8%
TKO Fund	November 4, 2022	961,778	2,062,775	0.2%
TPG IX Evergreen Cl 1, LP	November 22, 2023	7,363,677	12,542,787	1.1%
Tracer Investors Co-Invest, LP	July 18, 2025	9,604,000	9,600,000	0.9%
Triton Fund 6 SCSp	August 28, 2025	354,529	899,150	0.1%
Truelink Alpine, LP	July 31, 2024	4,160,667	9,118,711	0.8%
Truelink Capital Fund I-A, LP	July 31, 2024	6,994,900	10,439,135	0.9%
Valeas Capital Partners Fund I, LP	October 31, 2024	6,525,557	12,511,365	1.1%
VCF Compass Co-Investor Holdings II, LP	April 25, 2024	790,253	1,001,050	0.1%
VCF Compass Co-Investor Holdings, LP	April 25, 2024	6,004,484	8,344,709	0.7%
VCPF III Co-Invest 1-A, LP	May 13, 2021	1,939,748	2,917,445	0.3%
Veregy Parent, LLC	November 3, 2020	1,757,707	5,798,295	0.5%
Vistage Equity Investors, LP	July 22, 2022	5,004,000	10,919,052	1.0%
Vistria Agua CV, LP	September 29, 2025	17,291,921	20,168,039	1.8%
Voleon Composition International Fund	February 29, 2024	10,004,000	12,761,474	1.1%
Voloridge Fund, LP	November 1, 2020	3,655,642	4,937,818	0.4%
WestCap Cerebral Co-Invest 2021, LLC	June 17, 2021	266,593	61,215	0.0%
WestCap LoanPal Co-Invest 2020, LLC	December 18, 2020	2,489,794	2,372,496	0.2%
WestCap Strategic Operator Fund II, LP	July 31, 2021	5,682,535	6,116,066	0.5%
WestCap Strategic Operator U.S. Feeder Fund, LP	February 5, 2021	2,035,352	6,461,313	0.6%
Wildcat 21 Co-Invest Fund, LP	August 13, 2021	1,912,397	3,645,197	0.3%
WP Gateway Co-Invest, LP	October 2, 2023	-	6,122	0.0%
Yorkville Partners, LP	November 18, 2024	10,004,000	13,291,389	1.2%
		$692,937,158	$975,624,357	87.3%